CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 574,802	$ 493,546
Short-term deposits	233,057	222,455
Marketable securities	695,478	643,539
Trade receivables (net of allowances for doubtful accounts and sales reserves of $ 16,839 and $ 17,436 at December 31, 2011 and 2012, respectively)	373,755	357,418
Prepaid expenses and other current assets	47,827	53,045
Total current assets	1,924,919	1,770,003
LONG-TERM ASSETS:
Marketable securities	1,792,027	1,519,865
Property and equipment, net	36,973	36,639
Severance pay fund	6,038	6,052
Deferred tax asset, net	25,553	25,296
Other intangible assets, net	19,211	26,239
Goodwill	727,875	727,875
Other assets	19,797	16,094
Total long-term assets	2,627,474	2,358,060
Total assets	4,552,393	4,128,063
CURRENT LIABILITIES:
Trade payables	9,420	3,975
Employees and payroll accruals	90,946	89,988
Deferred revenues	524,627	490,655
Accrued expenses and other liabilities	246,202	177,852
Total current liabilities	871,195	762,470
LONG-TERM LIABILITIES:
Deferred revenues	65,063	61,523
Income tax accrual	259,547	219,469
Deferred tax liability		1,274
Accrued severance pay	10,279	10,236
Total long-term liabilities	334,889	292,502
Total liabilities	1,206,084	1,054,972
SHAREHOLDERS' EQUITY:
Preferred shares, NIS 0.01 par value, 5,000,000 shares authorized at December 31, 2011 and 2012; no shares issued and outstanding at December 31, 2011 and 2012
Deferred shares, NIS 1 par value, 10 shares authorized at December 31, 2011 and 2012; 1 share issued and outstanding at December 31, 2011 and 2012
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2011 and 2012; 261,223,970 shares issued at December 31, 2011 and 2012; 205,892,869 and 199,028,983 shares outstanding at December 31, 2011 and 2012, respectively	774	774
Additional paid-in capital	693,212	630,508
Treasury shares at cost - 55,331,101 and 62,194,987 ordinary shares at December 31, 2011 and 2012, respectively	(1,955,328)	(1,543,886)
Accumulated other comprehensive income	14,606	12,650
Retained earnings	4,593,045	3,973,045
Totalshareholders' equity	3,346,309	3,073,091
Total liabilities and shareholders' equity	$ 4,552,393	$ 4,128,063